Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2014
Other Receivables and Prepaid Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 4 – OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses are summarized as follows:

	December 31, 2014	December 31, 2013

Other receivables and deposits	$-	$211,522
Prepaid expenses	-	3,280
Due from staff and others	-	1,268
	$-	$216,070